Insurance Contracts and Private Pension - Summary of Claims Development (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Reinsurance Transactions [Line Items]
(-) IBNER	R$ 373	R$ 428
Claims development [member]
Disclosure of Reinsurance Transactions [Line Items]
Provision for unsettled claims (PSL) (*)	591
(-) IBNER	170
(-) Reinsurance	35
Retrocession and other estimates	(25)
Liability claims presented in the development table (a + b)	411
Administratives claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	992	934	R$ 938	R$ 1,009	R$ 910
Accumulated payments through base date	815	956	978	1,078	962
Accumulated payments through base date to current date	4,789
Liabilities recognized in the balance sheet	178	21	23	13	5
Accumulated liabilities recognized in the balance sheet	240
Liabilities in relation to prior periods	12
Total administratives claims	252
Administratives claims [member] | Net Reinsurance [Member] | Up to one year [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		977	981	1,054	935
Administratives claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			1,001	1,082	958
Administratives claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				1,091	964
Administratives claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					967
Administratives claims [member] | Net Reinsurance [Member] | Over 5 years [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	992	977	1,001	1,091	967
Judicial claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	16	28	26	30	27
Accumulated payments through base date	10	30	34	49	45
Accumulated payments through base date to current date	168
Liabilities recognized in the balance sheet	5	10	10	15	15
Accumulated liabilities recognized in the balance sheet	55
Liabilities in relation to prior periods	104
Total administratives claims	159
Judicial claims [member] | Net Reinsurance [Member] | Up to one year [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		40	35	41	37
Judicial claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			43	52	46
Judicial claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				64	54
Judicial claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					60
Judicial claims [member] | Net Reinsurance [Member] | Over 5 years [Member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	R$ 16	R$ 40	R$ 43	R$ 64	R$ 60